Shar. Equity (USD $) In Millions	Total	Total Petrobras shareholders equity [Member]	Preferred shares [Member]	Common shares [Member]	Additional paid in capital [Member]	Cumulative translation adjustments [Member]	Postretirement benefit reserves adjustments net of tax - Pension cost and Health Care cost [Member]	Unrecognized gains (losses) on available-for-sale securities, net of tax [Member]	Unrecognized loss on cash flow hedge, net of tax [Member]	Appropriated retained earnings [Member]	Capital reserve - tax incentive [Member]	Legal reserve [Member]	Undistributed earnings reserve [Member]	Statutory reserve [Member]	Unappropriated retained earnings [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2007			$ 8,620	$ 12,196	$ 0	$ 4,155	$ (2,472)	$ 331	$ (9)		$ 877	$ 4,297	$ 30,280	$ 286	$ 6,618	$ 2,332
Capital increase from capital reserve			251	345
Capital increase from statutory reserve			0	0
Capital increase from undistributed earnings reserve			6,253	8,547
Capitalization			0	0
Capital increase											(596)		(14,782)	0
Transfer from unappropriated retained earnings											(60)
Transfer from unappropriated retained earnings, net of gain or loss on translation												(1,040)	(3,375)	(69)
Transfer to additional paid in capital																0
Other decreases (increases)							3,801									(169)
Unrealized gains (losses)								(409)
Realized gains								(229)
Tax effect					0		(1,292)	244	(30)
Change in the year						(20,001)
Net income for the period																(1,146)
Net income for the year attributable to Petrobras	18,879														18,879
Dividends and interest on shareholders equity															(4,152)	(358)
Appropriation to reserves of tax incentives															4,544
Shares issuance costs					0
Comprehensive income (loss) is comprised as follows:
Net income for the year	17,733
Cumulative translation adjustments, comprehensive income	(20,001)
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	2,509
Unrealized gains (losses) on available-for-sale securities	(475)
Unrecognized gains (losses) on cash flow hedge	30
Total comprehensive income	(264)
Less: Net comprehensive income attributable to noncontrolling interest	1,315
Comprehensive income attributable to Petrobras	1,051
Balance at Dec. 31, 2008	62,568	61,909	15,106	21,088	0	(15,846)	37	(144)	(39)	15,818	221	3,257	12,123	217	25,889	659
Stockholders equity	95,420
Capital increase from capital reserve			0	0
Capital increase from statutory reserve			0	0
Capital increase from undistributed earnings reserve			0	0
Capitalization			0	0
Capital increase											0
Transfer from unappropriated retained earnings											75
Transfer from unappropriated retained earnings, net of gain or loss on translation												2,162	18,632	301
Transfer to additional paid in capital																(707)
Other decreases (increases)							(2,550)									91
Unrealized gains (losses)								255
Unrealized losses								0
Tax effect							867	(87)	26
Change in the year					707	22,589
Net income for the period																1,319
Net income for the year attributable to Petrobras	15,504														15,504
Dividends and interest on shareholders equity															(5,161)
Appropriation to reserves of tax incentives															(75)
Appropriation to reserves															(21,095)
Comprehensive income (loss) is comprised as follows:
Net income for the year	16,823
Cumulative translation adjustments, comprehensive income	22,589
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	(1,683)
Unrealized gains (losses) on available-for-sale securities	168
Unrecognized gains (losses) on cash flow hedge	26
Total comprehensive income	37,923
Less: Net comprehensive income attributable to noncontrolling interest	(1,410)
Comprehensive income attributable to Petrobras	36,513
Balance at Dec. 31, 2009	94,058	94,058	15,106	21,088	707	6,743	(1,646)	24	(13)	36,987	296	5,419	30,755	517	15,602	1,362
Stockholders equity	183,397
Capital increase from capital reserve			171	125
Capital increase from statutory reserve			300	219
Capital increase from undistributed earnings reserve			1,580	1,152
Capitalization			28,683	41,322
Capital increase											(296)			(520)
Transfer from unappropriated retained earnings													(2,732)
Transfer from unappropriated retained earnings, net of gain or loss on translation														240
Transfer from noncontrolling interest												1,124	12,344
Transfer to additional paid in capital																103
Other decreases (increases)							(1,626)									111
Unrealized gains (losses)								151
Realized gains								0
Tax effect							553	(51)
Change in the year					(514)	6,796			(2)
Net income for the period																291
Net income for the year attributable to Petrobras	19,184														19,184	36
Dividends and interest on shareholders equity															(6,780)	103
Appropriation to reserves															(13,708)
Shares issuance costs					(279)
Comprehensive income (loss) is comprised as follows:
Net income for the year	19,475
Cumulative translation adjustments, comprehensive income	6,796
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	(1,073)
Unrealized gains (losses) on available-for-sale securities	100
Unrecognized gains (losses) on cash flow hedge	(2)
Total comprehensive income	25,296
Less: Net comprehensive income attributable to noncontrolling interest	(402)
Comprehensive income attributable to Petrobras	24,894
Balance at Dec. 31, 2010	$ 181,494	$ 181,494	$ 45,840	$ 63,906	$ (86)	$ 13,539	$ (2,719)	$ 124	$ (15)	$ 47,147	$ 0	$ 6,543	$ 40,367	$ 237	$ 13,758	$ 1,903